Share-based compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) award_type shares	Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock (shares)		443,737
Service-Based Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service-based share awards outstanding (shares)	741,036	541,304
Amended and Restated Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (shares)	10,000,000
Shares remaining (shares)	6,595,000
Share based compensation, vesting rights (in time period)	3 years
Expected term (years)	10 years
Options to purchase common stock (shares)	359,570
Amended and Restated Stock Option Plan [Member] | Non-employee director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting rights (in time period)	12 months
Amended and Restated Stock Option Plan [Member] | Service-Based Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service-based share awards outstanding (shares)	741,036
Amended and Restated Stock Option Plan [Member] | Initial vesting -grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights	33.33%
Amended and Restated Stock Option Plan [Member] | Year one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights	33.33%
Amended and Restated Stock Option Plan [Member] | Year two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights	33.33%
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting rights (in time period)	3 years
Number of award types provided | award_type	2
Performance unit liability | $	$ 5,511	$ 4,853